Long-Term Investments - Summary of Long-Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long term investments 1 [Abstract]
Long-term investments - common shares held	$ 95,608	$ 64,621
Long-term investments - warrants held	124
Long-term investments	$ 95,732	$ 64,621